Deconsolidation of Roan Hk (Tables)	12 Months Ended
Dec. 31, 2022
Deconsolidation of Roan Hk [Abstract]
Schedule of controlling financial interest in that subsidiary or group of assets
Fair value
Consideration	$282
Less: carrying amount of ROAN HK’s net assets	(492,495)
Gain from deconsolidation	492,777
Other comprehensive loss	(2,494)
Net gain from deconsolidation of subsidiaries	$490,283